THE MAINSTAY FUNDS

51 Madison Avenue

New York, New York 10010

March 5, 2018

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	The MainStay Funds (the "Registrant")

Registration Numbers: 033-02610 and 811-04550

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the Registrant hereby certifies that the Prospectuses for the MainStay Equity Funds and MainStay Income and Mixed Asset Funds that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 139 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 142 under the Investment Company Act of 1940, that became effective on February 28, 2018.

No fee is required in connection with this filing.

Please do not hesitate to contact me at 201-685-6221 if you have any questions regarding any of the foregoing.

Very truly yours,

/s/Thomas C. Humbert

Thomas C. Humbert

Assistant Secretary